Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments by Year under Noncancelable Leases

As of December 31, 2014, the future minimum lease payments by year under noncancelable leases are as follows for the year ending December 31 (in thousands):

2015	$7,025
2016	7,067
2017	6,935
2018	6,936
2019	6,672
Thereafter	12,707

Total minimum lease payments	$47,342